PROSPECTUS SUPPLEMENT

October 6, 2016

for

Executive Benefits VUL

Issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following supplemental information should be read in conjunction with the Prospectus dated May 1, 2016 for Executive Benefits VUL issued through The Guardian Separate Account N.

EFFECTIVE SEPTEMBER 30, 2016:

1. The Ivy Funds Variable Insurance Portfolios will be known as the Ivy Variable Insurance Portfolios;

2. The Ivy Funds VIP Small Cap Growth portfolio will be known as the Ivy VIP Small Cap Growth portfolio; and

3. Ivy Investment Management Company, an affiliate of Waddell & Reed Investment Management Company (WRIMCO), has replaced WRIMCO as investment advisor for the Ivy VIP Small Cap Growth portfolio of the Ivy Variable Insurance Portfolios.

As always, the availability of any investment option is subject to change. See your prospectus for more information concerning the addition, deletion or substitution of investments.

Except as set forth herein, all other provisions of the prospectus noted above, as heretofore supplemented, shall remain unchanged.

THIS PROSPECTUS SUPPLEMENT MUST BE PRECEDED OR ACCOMPANIED BY THE

MOST RECENT PROSPECTUS FOR THE APPLICABLE PRODUCT AND SHOULD BE

RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.